Guarantees and product warranty (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,035	$ 1,049	$ 1,201
Reduction in liability (payments)	(926)	(855)	(1,032)
Increase in liability (new warranties)	1,199	841	880
Warranty liability, ending balance	1,308	1,035	1,049
Changes in estimates for pre-existing warranties			181
Increase in liability (new warranties) resulting from acquisition of Bucyrus	$ 182